Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Profit of the period	$ 7,416	$ 6,891	$ 7,597
Depreciation, amortization and impairment	5,544	5,411	5,078
Net finance (income)/expense	5,353	5,102	4,148
Equity-settled share-based payment expense	644	570	448
Income tax expense	3,152	2,234	1,928
Other non-cash items	(269)	1,125	(102)
Share of result of associates	(433)	(260)	844
Cash flow from operating activities before changes in working capital and use of provisions	21,406	21,072	19,941
Decrease/(increase) in trade and other receivables	341	(1,147)	(48)
Decrease/(increase) in inventories	(149)	717	(1,547)
Increase/(decrease) in trade and other payables	(215)	(1,110)	1,249
Pension contributions and use of provisions	(374)	(419)	(351)
Cash generated from operations	21,009	19,113	19,244
Interest paid	(3,649)	(3,877)	(4,133)
Interest received	594	598	611
Dividends received	234	127	158
Income tax paid	(3,134)	(2,696)	(2,582)
Cash flow from/(used in) operating activities	15,055	13,265	13,298
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(3,863)	(4,638)	(5,160)
Proceeds from sale of property, plant and equipment and of intangible assets	128	156	322
Sale/(acquisition) of subsidiaries, net of cash disposed/ acquired of	(46)	9	(70)
Proceeds from sale/(acquisition) of other assets	523	83	571
Cash flow from/(used in) investing activities	(3,259)	(4,390)	(4,337)
FINANCING ACTIVITIES
Proceeds from borrowings	5,465	202	91
Repayments of borrowings	(9,295)	(3,098)	(7,265)
Dividends paid	(2,672)	(3,013)	(2,442)
Share buyback	(937)	(362)	0
Payment of lease liabilities	(787)	(780)	(610)
Derivative financial instruments	(431)	(841)	61
Sale/(acquisition) of non-controlling interests	(435)	(22)	(20)
Other financing cash flows	(763)	(646)	(719)
Cash flow from/(used in) financing activities	(9,854)	(8,560)	(10,904)
Net increase/(decrease) in cash and cash equivalents	1,942	315	(1,942)
Cash and cash equivalents less bank overdrafts at beginning of year	10,314	9,890	12,043
Effect of exchange rate fluctuations	(1,082)	109	(211)
Cash and cash equivalents less bank overdrafts at end of period	$ 11,174	$ 10,314	$ 9,890